Income Taxes - Deferred tax assets , net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Deferred share issuance costs	$ 1,337,787	$ 1,718,374
Net operating losses	264,933
Valuation allowance	(1,602,721)	$ (1,718,374)
Unused net operating loss carryforwards	$ 981,000